Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities:
Net loss	$ (640)	$ (37,713)
Adjustments to reconcile net loss to cash flows used in operations
Depreciation	101	122
Amortization of right-of-use assets	653
Amortization of acquired intangible assets	418	418
Change in fair value of investment, related party	(1,747)
Change in fair value of contingent consideration	(3,800)	(1,402)
Change in fair value of warrant liabilities	(19,017)	12,801
Warrant inducement expense	2,629
Stock-based compensation	1,852	129
Provision for inventory obsolescence	100	33
Provision for doubtful accounts	106	44
Non-cash interest expense	358	358
Changes in operating assets and liabilities:
Accounts receivable	(70)	(612)
Other receivables, related party	4,990	(11,387)
Prepaid expenses and other assets	4,154	(3,809)
Inventories	(2,810)	2,592
Accounts payable and related party payables	912	(773)
Operating lease liabilities	(781)
Accrued expenses and other liabilities	(3,607)	12,484
Cash flows used in operating activities	(16,199)	(26,715)
Cash flows from investing activities
Purchases of investment, related party	(5,118)
Purchases of property and equipment	(38)	(11)
Cash flows used in investing activities	(5,156)	(11)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants upon initial public offering, net of issuance costs		14,943
Proceeds from issuance of common stock and warrants in private placement, net of issuance costs	9,391	14,995
Proceeds from exercise of warrants	4,630	13,253
Cash flows provided by financing activities	14,021	43,191
Net (decrease) increase in cash and cash equivalents	(7,334)	16,465
Cash, cash equivalents and restricted cash, at the beginning of the year	24,742	8,277
Cash, cash equivalents and restricted cash, at the end of the year	17,408	24,742
Supplemental disclosure of cash flow information
Interest paid	1	2
Income tax paid, net	32	56
Supplemental non-cash investing and financing activities
Conversion of warrant liability to equity in connection with exercise of warrants	6,840	12,208
Issuance of common shares in exchange for investment, related party	3,683
Addition of right-of-use assets in exchange for operating lease liabilities	234
Issuance costs included in accrued expenses and other liabilities		44
Non-cash purchase of fixed assets		$ 8